Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Amendment Flag	false
Document Creation Date	Jul. 31, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018